BlackRock Basic Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.5%
Airbus SE, ADR
(a)
................... 60,660 $ 1,302,370
BAE Systems plc, ADR
(a)
.............. 63,751 2,235,429
Huntington Ingalls Industries, Inc. ........ 19,498 4,318,807
L3Harris Technologies, Inc. ............ 10,510 2,184,293
10,040,899
Auto Components — 0.8%
Lear Corp.
(a)
...................... 18,603 2,226,593
Automobiles — 2.5%
General Motors Co. ................. 218,993 7,027,485
Banks — 12.6%
Citigroup, Inc. ..................... 199,791 8,325,291
Citizens Financial Group, Inc. .......... 130,070 4,469,205
First Citizens BancShares , Inc., Class A .... 10,806 8,617,029
JPMorgan Chase & Co. .............. 29,020 3,032,590
Wells Fargo & Co. .................. 282,949 11,380,209
35,824,324
Chemicals — 1.3%
Axalta Coating Systems Ltd.
(a)(b)
......... 177,060 3,728,884
Communications Equipment — 3.6%
Ciena Corp.
(a)(b)
.................... 54,090 2,186,859
Cisco Systems, Inc. ................. 201,059 8,042,360
10,229,219
Containers & Packaging — 1.8%
Sealed Air Corp. ................... 114,351 5,089,763
Diversified Financial Services — 2.5%
Apollo Global Management, Inc. ......... 110,648 5,145,132
Equitable Holdings, Inc. .............. 73,144 1,927,344
7,072,476
Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc. .......... 123,339 4,683,182
Electric Utilities — 0.7%
American Electric Power Co., Inc. ........ 21,661 1,872,594
Food & Staples Retailing — 1.4%
Walmart, Inc. ...................... 29,770 3,861,169
Food Products — 0.8%
Mondelez International, Inc., Class A ...... 39,090 2,143,305
Health Care Equipment & Supplies — 4.5%
(a)
Dentsply Sirona, Inc. ................ 51,596 1,462,747
Koninklijke Philips NV, NYRS ........... 83,310 1,282,141
Medtronic plc ..................... 49,340 3,984,205
Zimmer Biomet Holdings, Inc. .......... 59,161 6,185,282
12,914,375
Health Care Providers & Services — 10.8%
Cardinal Health, Inc. ................. 47,530 3,169,300
Cigna Corp. ...................... 27,312 7,578,261
Elevance Health, Inc. ................ 13,947 6,335,285
Humana, Inc. ..................... 15,006 7,280,761
Laboratory Corp. of America Holdings
(a)
.... 31,164 6,382,699
30,746,306
Household Durables — 1.8%
Panasonic Holdings Corp. ............. 744,500 5,227,909
Security
Shares
Shares Value
Insurance — 5.3%
American International Group, Inc. ....... 138,967 $ 6,598,153
Fidelity National Financial, Inc.
(a)
......... 128,185 4,640,297
Prudential plc, ADR
(a)
................ 68,710 1,368,703
Willis Towers Watson plc .............. 12,360 2,483,619
15,090,772
Interactive Media & Services — 1.8%
Meta Platforms, Inc., Class A
(b)
.......... 37,680 5,112,422
IT Services — 8.5%
Cognizant Technology Solutions Corp., Class A 96,628 5,550,312
Fidelity National Information Services, Inc. .. 13,849 1,046,569
Fiserv, Inc.
(b)
...................... 70,689 6,614,370
FleetCor Technologies, Inc.
(b)
........... 25,783 4,542,191
SS&C Technologies Holdings, Inc. ....... 83,817 4,002,262
Visa, Inc., Class A
(a)
................. 13,120 2,330,768
24,086,472
Machinery — 2.1%
Fortive Corp. ...................... 24,880 1,450,504
Komatsu Ltd. ..................... 255,500 4,652,223
6,102,727
Media — 3.0%
Comcast Corp., Class A .............. 175,678 5,152,636
Publicis Groupe SA, ADR
(a)(b)
........... 273,790 3,230,722
8,383,358
Multiline Retail — 2.8%
Dollar General Corp. ................ 7,882 1,890,576
Dollar Tree, Inc.
(b)
................... 44,749 6,090,339
7,980,915
Multi-Utilities — 0.9%
Public Service Enterprise Group, Inc. ..... 43,154 2,426,549
Oil, Gas & Consumable Fuels — 7.2%
BP plc, ADR
(a)
..................... 270,851 7,732,796
Enterprise Products Partners LP
(a)
....... 134,580 3,200,312
EQT Corp.
(a)
...................... 145,445 5,926,884
Shell plc ......................... 141,987 3,522,404
20,382,396
Personal Products — 1.9%
Unilever plc, ADR
(a)
................. 121,801 5,339,756
Pharmaceuticals — 4.7%
AstraZeneca plc ................... 24,411 2,683,489
Bayer AG (Registered) ............... 97,098 4,473,746
Sanofi, ADR
(a)
..................... 165,755 6,302,005
13,459,240
Specialty Retail — 2.4%
Ross Stores, Inc. ................... 79,266 6,679,746
Technology Hardware, Storage & Peripherals — 3.5%
Samsung Electronics Co. Ltd. .......... 133,040 4,885,130
Western Digital Corp.
(b)
............... 152,540 4,965,177
9,850,307
Textiles, Apparel & Luxury Goods — 2.1%
Ralph Lauren Corp.
(a)
................ 71,541 6,075,977
Tobacco — 1.6%
Altria Group, Inc. ................... 114,240 4,613,011

BlackRock Basic Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., Class B .... 47,457 $ 1,828,057
Total Common Stocks — 98.7%
(Cost: $319,204,118) ............................. 280,100,188
Investment Companies
SPDR S&P Biotech ETF
(a)
............. 33,710 2,673,877
Total Investment Companies — 0.9%
(Cost: $2,605,176) .............................. 2,673,877
Total Long-Term Investments — 99.6%
(Cost: $321,809,294) ............................. 282,774,065
Short-Term Securities
Money Market Funds — 16.0%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79% ................... 1,951,412 1,951,412
SL Liquidity Series, LLC, Money Market Series,
3.29%
(e)
....................... 43,413,968 43,413,968
Total Short-Term Securities — 16.0%
(Cost: $45,365,465) .............................. 45,365,380
Total Investments — 115.6%
(Cost: $367,174,759 ) ............................. 328,139,445
Liabilities in Excess of Other Assets — (15.6)% ........... (44,187,669)
Net Assets — 100.0% ..............................
$ 283,951,776
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 2,032,614 $ — $ (81,202)
(a)
$ — $ — $ 1,951,412 1,951,412 $ 18,144 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 23,307,788 20,116,689
(a)
— (10,424) (85) 43,413,968 43,413,968 49,648
(b)
—
$ (10,424) $ (85) $ 45,365,380 $ 67,792 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Basic Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipts
ETF Exchange-Traded Fund
NYRS New York Registered Shares
S&P Standard & Poor's
SPDR Standard & Poor’s Depositary Receipts

BlackRock Basic Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 10,040,899 $ — $ — $ 10,040,899
Auto Components ...................................... 2,226,593 — — 2,226,593
Automobiles .......................................... 7,027,485 — — 7,027,485
Banks ............................................... 35,824,324 — — 35,824,324
Chemicals ............................................ 3,728,884 — — 3,728,884
Communications Equipment ................................ 10,229,219 — — 10,229,219
Containers & Packaging .................................. 5,089,763 — — 5,089,763
Diversified Financial Services ............................... 7,072,476 — — 7,072,476
Diversified Telecommunication Services ........................ 4,683,182 — — 4,683,182
Electric Utilities ........................................ 1,872,594 — — 1,872,594
Food & Staples Retailing .................................. 3,861,169 — — 3,861,169
Food Products ......................................... 2,143,305 — — 2,143,305
Health Care Equipment & Supplies ........................... 12,914,375 — — 12,914,375
Health Care Providers & Services ............................ 30,746,306 — — 30,746,306
Household Durables ..................................... — 5,227,909 — 5,227,909
Insurance ............................................ 15,090,772 — — 15,090,772
Interactive Media & Services ............................... 5,112,422 — — 5,112,422
IT Services ........................................... 24,086,472 — — 24,086,472
Machinery ............................................ 1,450,504 4,652,223 — 6,102,727
Media ............................................... 8,383,358 — — 8,383,358
Multiline Retail ......................................... 7,980,915 — — 7,980,915
Multi-Utilities .......................................... 2,426,549 — — 2,426,549
Oil, Gas & Consumable Fuels ............................... 16,859,992 3,522,404 — 20,382,396
Personal Products ...................................... 5,339,756 — — 5,339,756
Pharmaceuticals ....................................... 6,302,005 7,157,235 — 13,459,240
Specialty Retail ........................................ 6,679,746 — — 6,679,746
Technology Hardware, Storage & Peripherals .................... 4,965,177 4,885,130 — 9,850,307
Textiles, Apparel & Luxury Goods ............................ 6,075,977 — — 6,075,977

BlackRock Basic Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Tobacco ............................................. $ 4,613,011 $ — $ — $ 4,613,011
Wireless Telecommunication Services ......................... 1,828,057 — — 1,828,057
Investment Companies .................................... 2,673,877 — — 2,673,877
Short-Term Securities
Money Market Funds ...................................... 1,951,412 — — 1,951,412
$ 259,280,576 $ 25,444,901 $ — $ 284,725,477
Investments Valued at NAV
(a)
..................................... 43,413,968
$ —
$ 328,139,445
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.